Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Summary of Long-Term Debt
A summary of long-term debt is as follows:

(In millions)	Coupon	December 31, 2014	December 31, 2013
2014 Term Loan		$800.0	$—
Revolving Facility		—	60.0
Cash Convertible Notes	3.750%	2,405.6	1,828.3
2016 Senior Notes (a)	1.800%	500.2	499.2
2016 Senior Notes (b)	1.350%	499.8	499.7
2018 Senior Notes (c)	2.600%	649.0	648.8
2018 Senior Notes (d)	6.000%	—	811.4
2019 Senior Notes (a)	2.550%	499.0	498.8
2020 Senior Notes (e)	7.875%	1,010.5	1,012.0
2023 Senior Notes (a)	3.125%	779.1	733.2
2023 Senior Notes (f)	4.200%	498.2	498.1
2043 Senior Notes (f)	5.400%	497.0	496.9
Other		0.1	0.1
		8,138.5	7,586.5
Less current portion		2,405.7	—
Total long-term debt		$5,732.8	$7,586.5

____________

(a)
Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.20% plus, in each case, accrued and unpaid interest.

(b)
Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.125% plus, in each case, accrued and unpaid interest.

(c)
Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.30% plus, in each case, accrued and unpaid interest.

(d)	Instrument was redeemed by the Company on November 15, 2014 at a redemption price of 103.000% of the principal amount.

(e)
Instrument is callable by the Company at any time at any time prior to July 15, 2015 at 100% of the principal amount plus the greater of 1% of the principal amount and the excess over the principal of the present value of 103.938% of the principal amount plus all scheduled interest payments from the call date through July 15, 2015 discounted at the U.S. Treasury rate plus 0.50% plus accrued and unpaid interest. Instrument is callable by the Company at any time on or after July 15, 2015 at the redemption prices set forth in the Indenture dated May 19, 2010, plus accrued and unpaid interest.

(f)
Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present value of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.25% plus, in each case, accrued and unpaid interest.

Minimum Repayments on Outstanding Borrowings
Mandatory minimum repayments remaining on the outstanding long-term debt at December 31, 2014, excluding the discounts, premium and conversion features, are as follows for each of the periods ending December 31:

(In millions)	Total
2015	$573
2016	1,000
2017	800
2018	650
2019	500
Thereafter	2,750
Total	$6,273

Cash Convertible Notes | Convertible Debt
Debt Instrument [Line Items]
Summary of Long-Term Debt

(In millions)	December 31, 2014	December 31, 2013
Outstanding principal	$573.1	$574.0
Equity component carrying amount	1,853.5	1,303.3
Unamortized discount	(21.0)	(49.0)
Net debt carrying amount (a)	$2,405.6	$1,828.3
Purchased call options (b)	$1,853.5	$1,303.3